Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)
$ / shares in Units, $ in Thousands
	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 08, 2020	Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash			$ 7,356				$ 7,356		$ 7,624
Accounts receivable, net			4,112				4,112		8,904
Total current assets			49,801				49,801		17,973
Property and equipment, net			1,933				1,933		335
Financial assets at fair value									1,965
Intangible assets			340,785				340,785		116,646
Goodwill		$ 176,595	710,962	$ 176,595			710,962		227,763
Right-of-use assets			5,152				5,152		3,519
Total assets			1,110,366				1,110,366		368,225
Note payable			16,542				16,542		4,090
Notes payable - related parties			539				539		368
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively			4,407				4,407		1,358
Shares settled liability for intangible asset									1,000
Profit share liability		1,971	2,119	1,971			2,119		1,971
Warrant liability - subsidiary		39	21	39			21		24
Derivative liability			163				163		376
Current portion of lease liability			970				970		815
Total current liabilities			308,108				308,108		67,442
Deferred income taxes		28,679	90,794	28,679			90,794		30,879
Other long-term liabilities			1				1		41
Lease liability			4,189				4,189		2,705
Long term borrowings			19,197				19,197		43,982
Total liabilities			422,289				422,289		145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value			208				208		462
Common stock, value			4				4		3
Additional paid-in capital			289,720				289,720		257,002
Accumulated deficit			(184,389)				(184,389)		(56,123)
Accumulated other comprehensive loss									(770)
Total stockholders' equity		176,191	687,869	176,191	$ 228,713	$ 231,656	687,869	$ 228,713	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY			1,110,366				1,110,366		368,225
Revenues, net			44,172				51,467
General and administrative			17,338		693		33,862	1,517
Amortization of intangible assets			14,300		5,200		19,500	10,300
Total operating expenses			111,462		5,962		136,885	12,157
Operating loss			(67,290)		(5,962)		(85,418)	(12,157)
Gain on extinguishment of debt							(11,919)
Foreign currency loss							(1,010)
Change in fair value of subsidiary warrant liability	$ (26,800)		18		1,124		3	3,601
Change in fair value of derivative liability			(823)		890		(526)	1,018
Change in fair value of Panda interests							(148)		(198)
Total other income (expense)			(9,795)		1,560		(49,048)	3,719
Loss before income taxes			(77,085)		(4,402)		(134,466)	(8,438)
Income tax benefit			(3,481)	(1,038)	(1,037)		(4,519)	(2,206)
Net loss			(73,604)	(56,343)	(3,365)	(2,867)	(129,947)	(6,232)	(38,127)	(129,312)
Less: net loss attributable to non-controlling interest			682		(2,182)		1,555	(2,781)
Net loss attributable to controlling interest			(72,922)		(5,547)		(128,392)	(9,013)
Less: Deemed dividend - beneficial conversion feature on preferred stock							171
Net loss attributable to common stockholders			$ (72,922)		$ (5,547)		$ (128,563)	$ (9,013)
Net loss per share attributable to common stockholders Basic and diluted			$ (2.08)		$ (0.24)		$ (3.97)	$ (0.50)
Weighted average shares outstanding: Basic and diluted			35,045,390		22,964,199		32,390,829	17,952,188
Series A Preferred Stock [Member]
Preferred stock value
Series B Convertible Preferred Stock [Member]
Preferred stock value
Series C Convertible Preferred Stock [Member]
Preferred stock value
Series X Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member]
Cash		81		81					7,624	31
Accounts receivable, net									8,904
Inventory									49
Prepaid expenses		130		130					1,396
Total current assets		10,211		10,211					17,973	31
Property and equipment, net									335	14
Deposits		24		24					24	3
Financial assets at fair value		1,965		1,965					1,965
Intangible assets		111,459		111,459					116,646	136,078
Goodwill		176,595		176,595					227,763	149,975
Right-of-use assets		37		37					3,519
Total assets		302,665		302,665					368,225	286,101
Accounts payable		3,406		3,406					36,373	2,475
Accrued expenses		4,337		4,337					20,402	5,860
Due to related parties		305		305					665	398
Note payable		5,207		5,207					4,090	3,667
Notes payable - related parties		446		446					368	172
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively		1,962		1,962					1,358	587
Convertible notes - related parties										864
Shares settled liability for intangible asset									1,000
Profit share liability		1,971		1,971					1,971
Warrant liability - subsidiary		39		39					24	4,528
Derivative liability		389		389					376
Current portion of lease liability		37		37					815
Total current liabilities		41,601		41,601					67,442	18,551
Deferred income taxes		28,679		28,679					30,879	35,000
Other long-term liabilities		1		1					41
Lease liability									2,705
Long term borrowings		55,130		55,130					43,982
Total liabilities		125,411		125,411					145,049	53,551
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value		463		463					462
Common stock, value		3		3					3	1
Additional paid-in capital		270,397		270,397					257,002	227,570
Accumulated deficit		(111,593)		(111,593)					(56,123)	(21,763)
Non-controlling interest									22,602
Accumulated other comprehensive loss									(770)
Total stockholders' equity		176,791		176,791					222,714	232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		302,665		302,665					368,225	286,101
Revenues, net				7,295					4,271
Total revenues				7,295					4,271
General and administrative				20,203		1,037			13,793	6,746
Amortization of intangible assets				5,217		5,153			20,682	8,209
Impairment of intangible assets									8,598
Depreciation				3		5			83	8
Total operating expenses				25,423		6,195			43,156	14,963
Operating loss				(18,128)		(6,195)			(38,885)	(14,963)
Interest expense and financing costs				(2,581)		(446)			(2,062)	(2,651)
Gain on extinguishment of debt		51,200		(11,919)						1,852
Loss on deconsolidation of Nexway									(8,281)
Foreign currency loss									(18)
Other expense									726
Change in fair value of subsidiary warrant liability				(15)		2,477			4,504	(91)
Change in fair value of derivative liability				297		128			815	741
Change in fair value of Panda interests									(198)
Total other income (expense)				(39,253)		2,159			(4,514)	(243)
Loss before income taxes				(57,381)		(4,036)			(43,399)	(15,206)
Income tax benefit				1,038		1,169			5,272	2,114
Net loss				(56,343)		(2,867)			(38,127)	(13,092)
Less: net loss attributable to non-controlling interest				(873)		(599)			(3,767)	(2,482)
Net loss attributable to controlling interest				(55,470)		(3,466)			(34,360)	(10,610)
Less: Deemed dividend on Series D Preferred stock									(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)					(589)
Net loss attributable to common stockholders				$ (55,641)		$ (3,466)			(34,958)	(10,610)
Foreign currency translation adjustment									(770)
Comprehensive loss									$ (35,728)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted				$ (1.83)					$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted				30,338,073					22,286,060	4,481,600
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Cash									7,624
Accounts receivable, net									8,904
Inventory									49
Prepaid expenses									1,396
Total current assets		10,211		10,211					17,973
Property and equipment, net									335
Deposits		24		24					24
Financial assets at fair value		1,965		1,965					1,965
Intangible assets		111,459		111,459					116,646
Goodwill		148,054		148,054					148,054
Right-of-use assets		37		37					3,519
Total assets		274,124		274,124					288,516
Accounts payable									36,373
Accrued expenses									20,402
Due to related parties									665
Note payable									4,090
Notes payable - related parties									368
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively									1,358
Convertible notes - related parties
Shares settled liability for intangible asset									1,000
Profit share liability									1,971
Warrant liability - subsidiary									24
Derivative liability									376
Current portion of lease liability									815
Total current liabilities		41,601		41,601					67,442
Deferred income taxes									30,879
Other long-term liabilities									41
Lease liability									2,705
Long term borrowings									43,982
Total liabilities		125,411		125,411					145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value		463		463					462
Common stock, value		3		3					3
Additional paid-in capital		270,397		270,397					257,002
Accumulated deficit		(140,134)		(140,134)					(135,832)
Non-controlling interest									22,602
Accumulated other comprehensive loss									(770)
Total stockholders' equity		148,250		148,250					143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		274,124		274,124					288,516
Revenues, net									4,271
Total revenues									4,271
General and administrative									13,793
Amortization of intangible assets									20,682
Impairment of intangible assets									8,598
Impairment of goodwill									74,441
Depreciation									83
Total operating expenses									117,597
Operating loss				(18,128)					(113,326)
Interest expense and financing costs									(2,062)
Gain on extinguishment of debt				39,249
Loss on deconsolidation of Nexway									(13,549)
Foreign currency loss									(18)
Other expense									726
Change in fair value of subsidiary warrant liability				(15)					4,504
Change in fair value of derivative liability				297					815
Change in fair value of Panda interests									(198)
Total other income (expense)				11,915					(9,782)
Loss before income taxes				(6,213)					(123,108)
Income tax benefit				1,038					(5,272)
Net loss				(5,175)					(117,836)
Less: net loss attributable to non-controlling interest				(873)					3,767
Net loss attributable to controlling interest				(4,302)					(114,069)
Less: Deemed dividend on Series D Preferred stock									(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)					(589)
Net loss attributable to common stockholders				$ (4,473)					(114,667)
Foreign currency translation adjustment									(770)
Comprehensive loss									$ (115,437)
Net loss per share attributable to common stockholders Basic and diluted				$ (0.15)					$ (5.15)
Weighted average shares outstanding: Basic and diluted				30,338,073					22,286,060
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Cash
Accounts receivable, net
Inventory
Prepaid expenses
Total current assets
Property and equipment, net
Deposits
Financial assets at fair value
Intangible assets
Goodwill		28,541		28,541					79,709
Right-of-use assets
Total assets		28,541		28,541					79,709
Accounts payable
Accrued expenses
Due to related parties
Note payable
Notes payable - related parties
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively
Convertible notes - related parties
Shares settled liability for intangible asset
Profit share liability
Warrant liability - subsidiary
Derivative liability
Current portion of lease liability
Total current liabilities
Deferred income taxes
Other long-term liabilities
Lease liability
Long term borrowings
Total liabilities
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value
Common stock, value
Additional paid-in capital
Accumulated deficit		28,541		28,541					79,709
Non-controlling interest
Accumulated other comprehensive loss
Total stockholders' equity		28,541		28,541					79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		$ 28,541		28,541					79,709
Revenues, net
Total revenues
General and administrative
Amortization of intangible assets
Impairment of intangible assets
Impairment of goodwill									(74,441)
Depreciation
Total operating expenses									(74,441)
Operating loss									74,441
Interest expense and financing costs
Gain on extinguishment of debt				(51,168)
Loss on deconsolidation of Nexway									5,268
Foreign currency loss
Other expense
Change in fair value of subsidiary warrant liability
Change in fair value of derivative liability
Change in fair value of Panda interests
Total other income (expense)				(51,168)					5,268
Loss before income taxes				(51,168)					79,709
Income tax benefit
Net loss				(51,168)					79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest				(51,168)					79,709
Less: Deemed dividend on Series D Preferred stock
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders				$ (51,168)					79,709
Foreign currency translation adjustment
Comprehensive loss									$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value